Inventories	12 Months Ended
Dec. 31, 2019
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Inventories
9. Inventories

	December 31, 2019	December 31, 2018

Current

Concentrate	$26,801	$69,691

Ore stockpiles	45,713	76,512

Provision against carrying value of ore stockpiles	(908)	(15,636)

Materials and supplies	179,795	185,994

Provision against carrying value of materials and supplies	(75,682)	(73,591)

	$175,719	$242,970

Non-current

Ore stockpiles	$30,640	$25,005

Provision against carrying value of ore stockpiles	(1,655)	(6,350)

	$28,985	$18,655
During the year ended December 31, 2019, $743.0 million (2018 - $777.2 million) of inventory was charged to cost of sales (Note 5).
During the year ended December 31, 2019, net write down reversals of $2.2 million (2018 – net write down charges of $14.0 million) were recognized in the consolidated statement of income relating to inventory write off and movement in provisions against carrying value. During the year ended December 31, 2019, inventory on which there was a provision against carrying value of $15.2 million (2018 - $4.4 million) was sold and recognized in cost of sales for the year.